Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Aerospace & Defense - 0.6%
Lockheed Martin Corp.	3,492	$ 1,892,385
Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	27,116	3,535,113
Banks - 5.4%
Bank of America Corp.	103,186	4,159,428
Citizens Financial Group, Inc.	23,272	993,016
Fifth Third Bancorp	36,585	1,549,009
JPMorgan Chase & Co.	35,363	7,525,246
M&T Bank Corp.	6,663	1,147,169
Popular, Inc.	24,153	2,478,822
Wells Fargo & Co.	8,634	512,342
		18,365,032
Beverages - 2.4%
Brown-Forman Corp., Class B	22,344	1,009,055
Celsius Holdings, Inc. (A)	4,594	215,137
Coca-Cola Co.	20,110	1,342,141
PepsiCo, Inc.	32,394	5,593,472
		8,159,805
Biotechnology - 1.1%
AbbVie, Inc.	10,930	2,025,548
Amgen, Inc.	294	97,746
Exelixis, Inc. (A)	55,233	1,295,214
United Therapeutics Corp. (A)	843	264,103
		3,682,611
Broadline Retail - 0.1%
Amazon.com, Inc. (A)	2,686	502,228
Building Products - 0.6%
Builders FirstSource, Inc. (A)	3,963	663,287
Masco Corp.	7,009	545,651
Trex Co., Inc. (A)	9,157	765,800
		1,974,738
Capital Markets - 5.9%
Ameriprise Financial, Inc.	4,901	2,107,773
Blackstone, Inc.	12,530	1,781,140
Cboe Global Markets, Inc.	13,292	2,439,215
CME Group, Inc.	16,079	3,114,663
Interactive Brokers Group, Inc., Class A	14,687	1,751,718
Janus Henderson Group PLC	21,097	785,441
Northern Trust Corp.	30,931	2,742,033
SEI Investments Co.	38,455	2,608,787
Tradeweb Markets, Inc., Class A	22,817	2,548,203
		19,878,973
Chemicals - 2.4%
Axalta Coating Systems Ltd. (A)	45,527	1,623,038
Linde PLC	1,885	854,848
LyondellBasell Industries NV, Class A	26,803	2,665,826
Olin Corp.	5,900	269,099
PPG Industries, Inc.	22,340	2,836,733
		8,249,544
	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies - 1.0%
MSA Safety, Inc.	2,385	$ 449,930
Veralto Corp.	2,741	292,081
Waste Management, Inc.	12,924	2,619,178
		3,361,189
Communications Equipment - 1.3%
Arista Networks, Inc. (A)	7,142	2,475,060
Cisco Systems, Inc.	36,843	1,785,043
		4,260,103
Construction & Engineering - 0.1%
Valmont Industries, Inc.	826	246,445
Consumer Finance - 0.7%
American Express Co.	8,970	2,269,769
Consumer Staples Distribution & Retail - 1.2%
Albertsons Cos., Inc., Class A	30,140	597,676
Sysco Corp.	40,231	3,083,706
Walmart, Inc.	5,957	408,889
		4,090,271
Containers & Packaging - 0.6%
Berry Global Group, Inc.	6,938	455,965
Sonoco Products Co.	32,040	1,727,597
		2,183,562
Diversified Telecommunication Services - 0.0% (B)
Verizon Communications, Inc.	2,407	97,532
Electric Utilities - 0.8%
Duke Energy Corp.	14,357	1,568,790
NRG Energy, Inc.	16,084	1,209,034
		2,777,824
Electrical Equipment - 0.4%
Acuity Brands, Inc.	4,801	1,206,731
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	35,012	2,249,871
Energy Equipment & Services - 0.3%
Halliburton Co.	26,217	909,206
Schlumberger NV	1,556	75,139
		984,345
Entertainment - 1.5%
Electronic Arts, Inc.	11,114	1,677,547
Netflix, Inc. (A)	1,084	681,131
Walt Disney Co.	27,810	2,605,519
		4,964,197
Financial Services - 4.7%
Berkshire Hathaway, Inc., Class B (A)	24,123	10,577,935
Corpay, Inc. (A)	6,540	1,908,503
MGIC Investment Corp.	35,884	891,358
Visa, Inc., Class A	8,698	2,310,798
Western Union Co.	13	155
		15,688,749
Transamerica Funds

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Food Products - 2.1%
Bunge Global SA	11,702	$ 1,231,401
General Mills, Inc.	43,623	2,928,848
Hershey Co.	14,916	2,945,612
		7,105,861
Gas Utilities - 0.2%
UGI Corp.	30,328	751,528
Ground Transportation - 0.4%
Union Pacific Corp.	5,755	1,419,931
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	2,063	218,554
Becton Dickinson & Co.	14,103	3,399,669
Hologic, Inc. (A)	31,001	2,529,992
		6,148,215
Health Care Providers & Services - 6.8%
Cardinal Health, Inc.	20,718	2,088,996
Cencora, Inc.	10,109	2,404,729
Centene Corp. (A)	42,760	3,289,099
Chemed Corp.	1,055	601,519
Cigna Group	10,590	3,692,415
DaVita, Inc. (A)	9,475	1,294,475
Labcorp Holdings, Inc.	3,749	807,685
McKesson Corp.	3,937	2,429,208
Premier, Inc., Class A, Class A	9,352	196,205
Tenet Healthcare Corp. (A)	7,509	1,124,097
UnitedHealth Group, Inc.	8,646	4,981,479
		22,909,907
Hotel & Resort REITs - 0.8%
Host Hotels & Resorts, Inc.	146,256	2,560,943
Hotels, Restaurants & Leisure - 1.3%
Booking Holdings, Inc.	593	2,203,001
Hilton Worldwide Holdings, Inc.	7,556	1,622,047
McDonald's Corp.	2,636	699,594
		4,524,642
Household Durables - 0.9%
Lennar Corp., Class A	17,631	3,119,453
Household Products - 1.8%
Colgate-Palmolive Co.	29,655	2,941,480
Procter & Gamble Co.	18,707	3,007,337
		5,948,817
Insurance - 4.6%
Allstate Corp.	17,705	3,029,680
Arch Capital Group Ltd. (A)	16,671	1,596,748
Cincinnati Financial Corp.	22,094	2,885,918
Markel Group, Inc. (A)	460	753,871
Old Republic International Corp.	69,442	2,404,082
Prudential Financial, Inc.	21,261	2,664,429
Reinsurance Group of America, Inc.	1,313	295,990
Unum Group	34,274	1,971,783
		15,602,501
	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 1.6%
Alphabet, Inc., Class A	13,454	$ 2,307,899
Alphabet, Inc., Class C	4,443	769,305
Meta Platforms, Inc., Class A	4,660	2,212,708
		5,289,912
IT Services - 1.6%
GoDaddy, Inc., Class A (A)	2,027	294,827
International Business Machines Corp.	26,221	5,038,103
		5,332,930
Life Sciences Tools & Services - 0.8%
Danaher Corp.	195	54,030
IQVIA Holdings, Inc. (A)	2,449	603,017
Medpace Holdings, Inc. (A)	5,382	2,058,723
		2,715,770
Machinery - 4.0%
Caterpillar, Inc.	1,520	526,224
Donaldson Co., Inc.	9,276	694,030
Esab Corp.	5,237	532,079
Illinois Tool Works, Inc.	14,277	3,530,417
Otis Worldwide Corp.	28,295	2,673,878
PACCAR, Inc.	29,779	2,937,996
Parker-Hannifin Corp.	979	549,376
Snap-on, Inc.	7,180	2,060,875
		13,504,875
Media - 1.5%
Comcast Corp., Class A	117,811	4,862,060
Interpublic Group of Cos., Inc.	7,924	254,915
		5,116,975
Metals & Mining - 1.1%
Cleveland-Cliffs, Inc. (A)	46,111	707,804
Nucor Corp.	18,364	2,992,230
		3,700,034
Multi-Utilities - 1.4%
DTE Energy Co.	22,276	2,684,926
WEC Energy Group, Inc.	25,059	2,156,578
		4,841,504
Oil, Gas & Consumable Fuels - 7.9%
Antero Midstream Corp.	42,857	615,427
Cheniere Energy, Inc.	6,133	1,120,131
Chevron Corp.	38,960	6,251,911
ConocoPhillips	37,071	4,122,295
Coterra Energy, Inc.	20,403	526,397
EOG Resources, Inc.	3,300	418,440
Exxon Mobil Corp.	83,747	9,931,557
Marathon Petroleum Corp.	19,822	3,508,891
		26,495,049
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	85,907	4,085,737
Jazz Pharmaceuticals PLC (A)	22,014	2,427,043
Transamerica Funds

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	49,882	$ 7,873,874
Merck & Co., Inc.	66	7,467
		14,394,121
Professional Services - 0.8%
Robert Half, Inc.	37,065	2,379,202
Science Applications International Corp.	1,446	179,883
		2,559,085
Retail REITs - 0.6%
Simon Property Group, Inc.	12,924	1,983,059
Semiconductors & Semiconductor Equipment - 5.7%
Broadcom, Inc.	47,004	7,552,603
Cirrus Logic, Inc. (A)	17,662	2,304,538
Lam Research Corp.	2,260	2,082,002
Microchip Technology, Inc.	12,483	1,108,241
NVIDIA Corp.	19,784	2,315,124
QUALCOMM, Inc.	19,712	3,566,886
Texas Instruments, Inc.	981	199,937
		19,129,331
Software - 1.7%
AppLovin Corp., Class A (A)	6,223	479,793
Atlassian Corp., Class A (A)	2,503	441,955
Oracle Corp.	33,407	4,658,606
Zoom Video Communications, Inc., Class A (A)	5,338	322,415
		5,902,769
Specialized REITs - 1.2%
American Tower Corp.	18,269	4,026,488
Specialty Retail - 4.0%
Home Depot, Inc.	20,726	7,630,484
Ross Stores, Inc.	11,830	1,694,411
TJX Cos., Inc.	37,263	4,211,464
		13,536,359
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	10,914	2,423,781
NetApp, Inc.	2,813	357,195
		2,780,976
	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	9,088	$ 550,278
Deckers Outdoor Corp. (A)	1,696	1,564,781
Lululemon Athletica, Inc. (A)	3,588	928,072
Skechers USA, Inc., Class A (A)	18,149	1,182,044
		4,225,175
Tobacco - 1.1%
Altria Group, Inc.	73,738	3,613,899
Trading Companies & Distributors - 2.1%
Ferguson PLC	14,469	3,221,523
United Rentals, Inc.	1,703	1,289,341
WW Grainger, Inc.	2,569	2,509,425
		7,020,289
Wireless Telecommunication Services - 0.9%
T-Mobile US, Inc.	16,815	3,065,038
Total Common Stocks (Cost $283,068,184)		329,946,453
EXCHANGE-TRADED FUND - 1.8%
U.S. Equity Fund - 1.8%
iShares Russell 1000 Value ETF	33,954	6,226,824
Total Exchange-Traded Fund (Cost $5,520,041)		6,226,824

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 2.50% (C), dated 07/31/2024, to be repurchased at $924,114 on 08/01/2024. Collateralized by a U.S. Government Obligation, 5.00%, due 09/30/2025, and with a value of $942,643.	$ 924,050	924,050
Total Repurchase Agreement (Cost $924,050)		924,050
Total Investments (Cost $289,512,275)		337,097,327
Net Other Assets (Liabilities) - (0.0)% (B)		(20,529)
Net Assets - 100.0%		$ 337,076,798
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$329,946,453	$—	$—	$329,946,453
Exchange-Traded Fund	6,226,824	—	—	6,226,824
Repurchase Agreement	—	924,050	—	924,050
Total Investments	$336,173,277	$924,050	$—	$337,097,327
Transamerica Funds

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Rate disclosed reflects the yield at July 31, 2024.
(D)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Large Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Large Value Opportunities (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica Large Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds